Decommissioning and other provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
(Decrease) increase in provision as a result of the change in discount rate	$ 2,916
Decommissioning and restoration
Disclosure of other provisions [line items]
Discount rate applied to provision	4.50%	3.25%
Percentage increase in discount rate assumption	0.50%
Percentage decrease in discount rate assumption		0.50%
Decrease in provision due to increase in discount rate assumption	$ 900	$ 1,200
(Decrease) increase in provision as a result of the change in discount rate	2,777
Increase (decrease) in provision as a result of the changes in cost estimates	1,340
Onerous contracts provision
Disclosure of other provisions [line items]
Increase in provision due to decrease in discount rate assumption	$ 1,000	$ 1,300